Shareholder Report, Average Annual Return (Details)			12 Months Ended
	Oct. 25, 2024	Jul. 11, 2024	Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			T-REX 2X Long Bitcoin Daily Target ETF
Average Annual Return, Percent		15.23%	(39.37%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			T-REX 2X Inverse Bitcoin Daily Target ETF
Average Annual Return, Percent		(70.11%)	(29.04%)
T-Rex 2X Long Ether Daily Target ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			T-REX 2X Long Ether Daily Target ETF
Average Annual Return, Percent	(36.97%)		(62.39%)
T-Rex 2X Inverse Ether Daily Target ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			T-REX 2X Inverse Ether Daily Target ETF
Average Annual Return, Percent	(87.34%)		(77.80%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	16.39%	16.30%	17.88%